Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2011
Registrant Name	PUTNAM EQUITY INCOME FUND/NEW/
Central Index Key	0000216934
Amendment Flag	false
Document Creation Date	Jul 2, 2012
Document Effective Date	Jul 2, 2012
Prospectus Date	Mar 30, 2012

Putnam Equity Income Fund Prospectus dated March 30, 2012

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	fees and expenses	operating expenses

Class R5	0.48%	N/A	0.19%****	0.05%	0.72%

Class R6	0.48%	N/A	0.09%****	0.05%	0.62%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example	Share class	1 year	3 years	5 years	10 years

	Class R5	$74	$230	$401	$894

	Class R6	$63	$199	$346	$774

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Supplement Text Block	peif_SupplementTextBlock

Putnam Equity Income Fund Prospectus dated March 30, 2012

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	fees and expenses	operating expenses

Class R5	0.48%	N/A	0.19%****	0.05%	0.72%

Class R6	0.48%	N/A	0.09%****	0.05%	0.62%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example	Share class	1 year	3 years	5 years	10 years

	Class R5	$74	$230	$401	$894

	Class R6	$63	$199	$346	$774

Putnam Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	peif_SupplementTextBlock

Putnam Equity Income Fund Prospectus dated March 30, 2012

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	fees and expenses	operating expenses

Class R5	0.48%	N/A	0.19%****	0.05%	0.72%

Class R6	0.48%	N/A	0.09%****	0.05%	0.62%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example	Share class	1 year	3 years	5 years	10 years

	Class R5	$74	$230	$401	$894

	Class R6	$63	$199	$346	$774

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Equity Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Putnam Equity Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774

[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012